CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Total revenues	$ 2,912,770	$ 2,028,377	$ 1,712,493
COSTS AND EXPENSES:
General and administrative	66,898	66,421	45,625
Depreciation, depletion and amortization	313,190	252,480	222,196
Impairment expense	126,282	0	0
Gain on sale of assets	(42,264)	(40,311)	0
Total costs and expenses	2,742,522	1,807,826	1,506,066
OPERATING INCOME	170,248	220,551	206,427
Equity in earnings of equity investees	43,626	51,046	47,944
Interest expense	(229,191)	(176,762)	(139,947)
Other income (expense)	5,023	(16,715)	0
Income (loss) from operations before income taxes	(10,294)	78,120	114,424
Income tax benefit (expense)	(1,498)	3,959	(3,342)
NET INCOME (LOSS)	(11,792)	82,079	111,082
Net loss attributable to noncontrolling interests	5,717	568	2,167
NET INCOME (LOSS) ATTRIBUTABLE TO GENESIS ENERGY, L.P.	(6,075)	82,647	113,249
Less: Accumulated distributions attributable to Class A Convertible Preferred Units	(69,801)	(21,995)	0
NET INCOME (LOSS) AVAILABLE TO COMMON UNITHOLDERS	$ (75,876)	$ 60,652	$ 113,249
BASIC AND DILUTED NET INCOME (LOSS) PER COMMON UNIT:
Basic and Diluted (in dollars per unit)	$ (0.62)	$ 0.50	$ 1.00
WEIGHTED AVERAGE OUTSTANDING COMMON UNITS:
Basic and Diluted (in units)	122,579	121,546	113,433
Offshore pipeline transportation services
REVENUES:
Total revenues	$ 284,544	$ 318,239	$ 334,679
COSTS AND EXPENSES:
Cost of products and services sold	66,668	72,065	79,624
Sodium minerals and sulfur services
REVENUES:
Total revenues	1,174,434	462,622	171,503
COSTS AND EXPENSES:
Cost of products and services sold	912,491	333,918	91,443
Marine transportation
REVENUES:
Total revenues	219,937	205,287	213,021
COSTS AND EXPENSES:
Cost of products and services sold	172,527	154,606	142,551
Onshore facilities and transportation
REVENUES:
Total revenues	1,233,855	1,042,229	993,290
COSTS AND EXPENSES:
Cost of products and services sold	1,126,730	968,647	924,627
Onshore facilities and transportation | Onshore facilities and transportation product costs
COSTS AND EXPENSES:
Cost of products and services sold	1,037,688	866,458	823,524
Onshore facilities and transportation | Onshore facilities and transportation operating costs
COSTS AND EXPENSES:
Cost of products and services sold	$ 89,042	$ 102,189	$ 101,103